Mortgages Payable Mortgage Payable by Property (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Mortgages payable		$ 67,822,313	$ 76,032,140
Long-term Debt Year End Rate		3.60%	3.72%
Woodland Park [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable		$ 6,100,000
Debt Instrument, Basis Spread on Variable Rate		0.20%
Real Estate [Member] | Arboretum [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable		$ 16,683,146	$ 17,072,781
Date of Debt Borrowing		2011	2011
Long Term Debt, Maturity date at a point in time		Mar. 01, 2017	Mar. 01, 2017
Debt Instrument, Interest rate terms		Fixed	Fixed
Long-term Debt Reset Frequency		N/A	N/A
Long-term Debt Year End Rate		3.75%	3.75%
Real Estate [Member] | Eagle Village [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable	[1]	$ 8,037,133	$ 8,223,550
Date of Debt Borrowing	[1]	2010	2010
Long Term Debt, Maturity date at a point in time	[1]	Sep. 01, 2018	Sep. 01, 2015
Debt Instrument, Interest rate terms	[1]	Variable	Variable
Long-term Debt Reset Frequency	[1]	Monthly	Monthly
Debt Instrument, Basis Spread on Variable Rate	[1]	0.25%	1.60%
Long-term Debt Facility Fees	[1]	3.00%	2.75%
Long-term Debt Year End Rate	[1]	3.25%	4.35%
Real Estate [Member] | Residences at DeCordova [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable		$ 1,807,246	$ 1,867,184
Date of Debt Borrowing		2012	2012
Long Term Debt, Maturity date at a point in time		Jun. 01, 2017	Jun. 01, 2017
Debt Instrument, Interest rate terms		Fixed	Fixed
Long-term Debt Reset Frequency		N/A	N/A
Long-term Debt Year End Rate		4.75%	4.75%
Real Estate [Member] | Residences at Weatherford [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable		$ 5,820,623	$ 6,023,016
Date of Debt Borrowing		2011	2011
Long Term Debt, Maturity date at a point in time		Jun. 01, 2017	Jun. 01, 2017
Debt Instrument, Interest rate terms		Fixed	Fixed
Long-term Debt Reset Frequency		N/A	N/A
Long-term Debt Year End Rate		4.75%	4.75%
Real Estate [Member] | Woodland Park [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable	[1]	$ 6,074,738	$ 6,074,738
Date of Debt Borrowing	[1]	2013	2013
Long Term Debt, Maturity date at a point in time	[1]	Aug. 01, 2017	Aug. 01, 2017
Debt Instrument, Interest rate terms	[1]	Variable	Variable
Long-term Debt Reset Frequency	[1]	Monthly	Monthly
Debt Instrument, Basis Spread on Variable Rate	[1]	0.19%	0.21%
Long-term Debt Facility Fees	[1]	2.75%	2.75%
Long-term Debt Year End Rate	[1]	2.94%	2.96%
Real Estate [Member] | Maples on 97th [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable			$ 7,476,419
Date of Debt Borrowing			2013
Long Term Debt, Maturity date at a point in time			Feb. 01, 2016
Debt Instrument, Interest rate terms			Fixed
Long-term Debt Reset Frequency			N/A
Long-term Debt Year End Rate			3.55%
Mortgage Loans on Real Estate [Member] | Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable	[2]	$ 25,363,647	$ 25,330,864
Date of Debt Borrowing	[2]	2013	2013
Long Term Debt, Maturity date at a point in time	[2]	Mar. 01, 2020	Mar. 01, 2020
Debt Instrument, Interest rate terms	[2]	Variable	Variable
Long-term Debt Reset Frequency	[2]	Monthly	Monthly
Debt Instrument, Basis Spread on Variable Rate	[2]	3.25%	3.25%
Long-term Debt Year End Rate	[2]	3.25%	3.25%
Tax Increment Financing [Member] | Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgages payable		$ 4,035,780	$ 3,963,588
Date of Debt Borrowing		2014	2014
Long Term Debt, Maturity date at a point in time		Dec. 01, 2019	Dec. 01, 2019
Debt Instrument, Interest rate terms		Fixed	Fixed
Long-term Debt Reset Frequency		N/A	N/A
Long-term Debt Year End Rate		4.65%	4.65%

[1]	Variable rate is based on LIBOR
[2]	Variable rate is based on Wall Street Journal Prime Rate